UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

State Street U.S. Core Equity Fund

SSAQX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street U.S. Core Equity Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Core Equity Fund	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$3,745,676,496
  Number of Portfolio Holdings98
  Portfolio Turnover Rate21%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors	15.0%
Interactive Media & Services	9.4%
Systems Software	6.7%
Technology Hardware, Storage & Peripherals	5.6%
Broadline Retail	4.7%
Pharmaceuticals	4.2%
Diversified Banks	3.4%
Financial Exchanges & Data	3.3%
Integrated Oil & Gas	3.0%
Transaction & Payment Processing Services	2.4%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	9.1%
Microsoft Corp.	5.8%
Apple, Inc.	5.6%
Alphabet, Inc., Class A	5.4%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.4%
Meta Platforms, Inc., Class A	3.1%
Exxon Mobil Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSAQX

State Street Income Fund

SSASX

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street Income Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Income Fund	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$278,197,882
  Number of Portfolio Holdings1,202
  Portfolio Turnover Rate24%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Short-Term Investments	41.2%
U.S. Treasuries	34.3%
Corporate Notes	25.2%
Agency Mortgage Backed	24.1%
Non-Agency Collateralized Mortgage Obligations	11.1%
Asset Backed	1.6%
Agency Collateralized Mortgage Obligations	0.8%
Municipal Bonds and Notes	0.2%

Top Ten Holdings

Table Summary
Holdings	%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 04/01/56	5.4%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 04/01/56	4.9%
U.S. Treasury Notes, 3.88%, due 07/31/27	4.6%
U.S. Treasury Notes, 4.63%, due 05/31/31	2.8%
U.S. Treasury Notes, 3.50%, due 10/31/27	2.8%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 04/01/56	2.2%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.2%
U.S. Treasury Notes, 4.00%, due 07/31/29	2.2%
U.S. Treasury Notes, 3.88%, due 08/15/33	2.1%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSASX

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the Registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Semi-Annual Financial Statements and Other Information
March 31, 2026

State Street Institutional Investment Trust
State Street U.S. Core Equity Fund
State Street Income Fund

State Street Institutional Investment Trust
Semi-Annual Financial Statements and Other Information
March 31, 2026 (Unaudited)
Table of Contents
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11) - Not Applicable

[This page intentionally left blank]

State Street U.S. Core Equity Fund
Schedule of Investments — March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 98.8% †
Aerospace & Defense - 0.7%
RTX Corp.	144,482	$27,870,578
Application Software - 2.2%
Adobe, Inc. (a)	44,622	10,846,716
Intuit, Inc.	17,382	7,515,629
Salesforce, Inc.	168,311	31,418,614
Synopsys, Inc. (a)	85,281	33,812,211
		83,593,170
Automobile Manufacturers - 1.1%
General Motors Co.	296,687	22,103,181
Tesla, Inc. (a)	56,580	21,033,615
		43,136,796
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	211,130	19,489,410
Biotechnology - 0.3%
Vertex Pharmaceuticals, Inc. (a)	27,680	12,360,227
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	837,157	174,354,688
Building Products - 0.6%
Trane Technologies PLC	51,910	21,632,973
Construction & Engineering - 0.1%
MasTec, Inc. (a)	10,251	3,298,157
Construction Machinery & Heavy Transportation Equipment - 1.2%
Westinghouse Air Brake Technologies Corp.	184,326	46,064,911
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	44,938	26,454,102
Consumer Staples Merchandise Retail - 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	299,924	29,518,520
Costco Wholesale Corp.	14,396	14,344,606
Walmart, Inc.	279,944	34,791,441
		78,654,567
Copper - 0.3%
Freeport-McMoRan, Inc.	186,649	10,971,228
	Number of Shares	Fair Value
Data Center REITs - 0.9%
Equinix, Inc.	35,316	$34,618,156
Data Processing & Outsourced Services - 0.2%
Broadridge Financial Solutions, Inc.	36,589	5,944,981
Diversified Banks - 3.4%
Bank of America Corp.	1,119,295	54,565,631
JPMorgan Chase & Co.	242,624	71,370,276
		125,935,907
Electric Utilities - 1.1%
NextEra Energy, Inc.	454,806	42,242,381
Electrical Components & Equipment - 2.0%
Eaton Corp. PLC	79,872	28,567,818
Emerson Electric Co.	361,292	47,336,478
		75,904,296
Electronic Components - 0.9%
Amphenol Corp., Class A	258,997	32,724,271
Environmental & Facilities Services - 1.5%
Tetra Tech, Inc.	336,772	10,143,573
Waste Management, Inc.	193,914	44,559,498
		54,703,071
Financial Exchanges & Data - 3.3%
CME Group, Inc.	43,263	12,777,727
Intercontinental Exchange, Inc.	309,337	48,652,524
S&P Global, Inc.	149,677	63,663,615
		125,093,866
Healthcare Equipment - 2.1%
Abbott Laboratories	151,932	15,598,858
Boston Scientific Corp. (a)	592,710	37,192,553
Dexcom, Inc. (a)	146,874	9,223,687
Intuitive Surgical, Inc. (a)	36,600	16,872,234
		78,887,332
Healthcare Supplies - 0.4%
Cooper Cos., Inc. (a)	197,239	14,102,589
Home Improvement Retail - 1.6%
Home Depot, Inc.	172,465	56,722,014
Lowe's Cos., Inc.	16,966	4,008,726
		60,730,740
See Notes to Schedules of Investments and Notes to Financial Statements.

1

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Household Products - 0.6%
Procter & Gamble Co.	145,140	$20,964,022
Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	72,504	10,899,526
Industrial Gases - 1.3%
Linde PLC	97,923	48,546,306
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	55,972	50,108,373
Insurance Brokers - 0.9%
Marsh & McLennan Cos., Inc.	185,674	32,205,155
Integrated Oil & Gas - 3.0%
Chevron Corp.	184,337	38,139,325
Exxon Mobil Corp.	428,495	72,698,462
		110,837,787
Interactive Media & Services - 9.4%
Alphabet, Inc., Class A	708,696	203,792,622
Alphabet, Inc., Class C	106,451	30,536,534
Meta Platforms, Inc., Class A	205,862	117,779,826
		352,108,982
Investment Banking & Brokerage - 0.3%
Robinhood Markets, Inc., Class A (a)	153,243	10,619,740
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	34,350	6,811,262
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	123,488	14,075,162
Danaher Corp.	155,669	29,514,842
Repligen Corp. (a)	77,821	9,168,870
Thermo Fisher Scientific, Inc.	49,465	24,313,532
Waters Corp. (a)	4,796	1,428,249
		78,500,655
Movies & Entertainment - 1.2%
Netflix, Inc. (a)	303,831	29,213,350
Walt Disney Co.	147,110	14,178,462
		43,391,812
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc., Class B (a)	90,203	43,225,278
	Number of Shares	Fair Value
Multi-Utilities - 1.3%
CMS Energy Corp.	146,289	$11,349,101
Sempra	398,959	38,766,846
		50,115,947
Oil & Gas Exploration & Production - 0.4%
EQT Corp.	234,716	14,937,326
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	123,390	7,112,200
Passenger Ground Transportation - 1.2%
Uber Technologies, Inc. (a)	643,838	46,311,267
Pharmaceuticals - 4.2%
AstraZeneca PLC ADR	99,064	19,537,402
Eli Lilly & Co.	72,816	66,973,972
Johnson & Johnson	179,349	43,840,070
Merck & Co., Inc.	210,327	25,300,235
		155,651,679
Property & Casualty Insurance - 0.9%
American International Group, Inc.	84,199	6,335,975
Chubb Ltd.	48,626	15,848,672
Progressive Corp.	55,715	11,044,942
		33,229,589
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (a)	191,188	25,898,326
Regional Banks - 0.5%
Regions Financial Corp. (b)	770,199	20,117,598
Restaurants - 0.5%
McDonald's Corp.	63,532	19,745,110
Semiconductor Materials & Equipment - 1.9%
Applied Materials, Inc.	154,572	52,831,164
Lam Research Corp.	81,785	17,474,183
		70,305,347
Semiconductors - 15.0%
Advanced Micro Devices, Inc. (a)	280,843	57,131,891
Broadcom, Inc.	406,684	125,872,765
Micron Technology, Inc.	63,115	21,322,772
NVIDIA Corp.	1,948,601	339,836,014
See Notes to Schedules of Investments and Notes to Financial Statements.

2

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Texas Instruments, Inc.	91,955	$17,852,144
		562,015,586
Soft Drinks & Non-alcoholic Beverages - 0.8%
Monster Beverage Corp. (a)	238,561	17,286,130
PepsiCo, Inc.	91,189	14,160,740
		31,446,870
Specialty Chemicals - 0.3%
Ecolab, Inc.	22,413	5,962,306
International Flavors & Fragrances, Inc.	49,346	3,580,053
		9,542,359
Systems Software - 6.7%
Crowdstrike Holdings, Inc., Class A (a)	20,853	8,141,220
Microsoft Corp.	585,321	216,668,274
Oracle Corp.	130,316	19,170,787
ServiceNow, Inc. (a)	83,803	8,761,604
		252,741,885
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	821,004	208,362,605
Telecom Tower REITs - 0.3%
American Tower Corp.	57,237	9,877,961
Tobacco - 0.7%
Philip Morris International, Inc.	170,628	28,211,634
	Number of Shares	Fair Value
Trading Companies & Distributors - 1.3%
United Rentals, Inc.	44,907	$32,717,444
WW Grainger, Inc.	15,699	17,124,626
		49,842,070
Transaction & Payment Processing Services - 2.4%
Mastercard, Inc., Class A	65,961	32,958,073
Visa, Inc., Class A	195,012	58,940,427
		91,898,500
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	39,686	8,335,251
Total Common Stock (Cost $2,255,457,876)		3,702,686,405
Short-Term Investment - 1.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (b)(c)(d) (Cost $36,659,471)	36,659,471	36,659,471
Total Investments (Cost $2,292,117,347)		3,739,345,876
Other Assets and Liabilities, net - 0.2%		6,330,620
NET ASSETS - 100.0%		$3,745,676,496

Other Information:
The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2026	93	$31,167,641	$30,553,762	$(613,879)
During the period ended March 31, 2026, the average notional value related to long futures contracts was $80,798,266.
(a)	Non-income producing security.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)
Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of
State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
See Notes to Schedules of Investments and Notes to Financial Statements.

3

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
†	Percentages are based on net assets as of March 31, 2026.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$3,702,686,405	$—	$—	$3,702,686,405
Short-Term Investment	36,659,471	—	—	36,659,471
Total Investments in Securities	$3,739,345,876	$—	$—	$3,739,345,876
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(613,879)	$—	$—	$(613,879)
Total Other Financial Instruments	$(613,879)	$—	$—	$(613,879)

Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	174,418,135	$174,418,135	$293,129,012	$430,887,676	$—	$—	36,659,471	$36,659,471	$2,294,986
See Notes to Schedules of Investments and Notes to Financial Statements.

4

State Street Income Fund
Schedule of Investments — March 31, 2026 (Unaudited)

	Principal Amount	Fair Value
Bonds and Notes - 97.3% †
U.S. Treasuries - 34.3%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$3,508,700	$2,286,137
3.00%, 08/15/48 (a)	7,654,700	5,616,636
4.13%, 08/15/53 (a)	2,547,000	2,234,197
4.38%, 08/15/43 (a)	3,460,800	3,266,671
4.75%, 08/15/55 (a)	6,374,100	6,209,768
U.S. Treasury Inflation-Indexed Notes
0.13%, 01/15/31 (a)	3,740,278	3,516,738
1.63%, 10/15/29 (a)	5,346,961	5,431,447
1.88%, 01/15/36 (a)	3,938,927	3,892,383
U.S. Treasury Notes
0.75%, 01/31/28	1,995,500	1,887,462
1.63%, 05/15/31	1,858,900	1,657,906
2.63%, 02/15/29	2,662,100	2,575,582
3.50%, 10/31/27 - 12/15/28	9,725,900	9,671,242
3.63%, 12/31/30	2,650,300	2,614,480
3.88%, 07/31/27 - 08/15/33	23,038,000	22,902,463
4.00%, 07/31/29 - 07/31/32	8,884,600	8,898,849
4.13%, 07/31/31	787,500	792,545
4.25%, 08/15/35	2,521,100	2,512,040
4.63%, 04/30/29 - 05/31/31	9,265,400	9,528,933
		95,495,479
Agency Mortgage Backed - 24.1%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	7,051,738	6,374,219
4.50%, 06/01/33 - 02/01/35 (a)	2,735	2,750
5.00%, 07/01/35 (a)	49,012	49,889
5.50%, 01/01/38 - 04/01/39 (a)	78,986	81,877
6.00%, 06/01/33 - 11/01/37 (a)	161,333	168,987
6.50%, 07/01/29 (a)	887	892
7.00%, 01/01/30 - 08/01/36 (a)	33,321	35,567
7.50%, 01/01/28 - 09/01/33 (a)	2,502	2,572
8.00%, 11/01/30 (a)	224	229
8.50%, 04/01/30 (a)	437	466
Federal National Mortgage Association
2.50%, 03/01/51 (a)	3,130,796	2,634,533
3.00%, 03/01/50 (a)	1,283,605	1,144,131
	Principal Amount	Fair Value
3.50%, 08/01/45 - 01/01/48 (a)	$2,742,576	$2,558,601
4.00%, 01/01/41 - 01/01/50 (a)	3,105,582	2,985,151
4.50%, 07/01/33 - 12/01/48 (a)	1,477,384	1,460,066
5.00%, 03/01/34 - 05/01/39 (a)	128,070	130,227
5.50%, 12/01/32 - 01/01/39 (a)	426,021	440,719
6.00%, 02/01/33 - 05/01/41 (a)	721,999	750,124
6.50%, 02/01/29 - 08/01/36 (a)	21,138	22,228
7.00%, 10/01/32 - 12/01/33 (a)	1,703	1,812
7.50%, 12/01/26 - 03/01/33 (a)	10,549	10,908
8.00%, 02/01/30 - 10/01/31 (a)	1,207	1,226
8.50%, 04/01/30 (a)	647	680
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(b)	713	725
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	6,716,822	6,134,376
3.50%, 08/20/48 (a)	1,031,568	966,251
4.00%, 01/20/41 - 04/20/43 (a)	814,390	786,659
4.50%, 08/15/33 - 03/20/41 (a)	315,536	314,030
5.00%, 08/15/33 (a)	15,205	15,429
6.00%, 04/15/27 - 04/15/35 (a)	57,455	59,401
6.50%, 04/15/28 - 09/15/36 (a)	36,206	37,541
7.00%, 09/15/27 - 10/15/36 (a)	24,885	25,981
7.50%, 02/15/28 - 10/15/28 (a)	3,407	3,415
8.00%, 12/15/29 - 05/15/30 (a)	86	87
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
2.18%, 05/20/64 (a)(b)(c)	3,291,087	119,716
See Notes to Schedules of Investments and Notes to Financial Statements.

5

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/56 (d)	$7,773,343	$6,256,157
2.50%, 04/01/56 (d)	17,870,345	15,030,143
3.00%, 04/01/56 (d)	5,515,099	4,848,682
6.00%, 04/01/56 (d)	13,440,768	13,695,202
		67,151,649
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	1,565,639	1,489,131
4.05%, 09/25/28 (a)(b)	412,352	411,450
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(c)	11,255	1,339
7.50%, 07/15/27 (a)(c)	87	3
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	83	81
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09%, 09/25/43 (a)(b)(c)	591,724	1,693
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(e)	12,687	10,351
4.50%, 08/25/35 - 01/25/36 (a)(c)	27,352	3,221
5.00%, 03/25/38 - 05/25/38 (a)(c)	18,626	2,792
5.50%, 12/25/33 (a)(c)	5,053	716
6.00%, 01/25/35 (a)(c)	20,691	3,097
Federal National Mortgage Association REMICS
1.13%, 12/25/42 (a)(b)(c)	76,346	1,882
5.00%, 02/25/40 - 09/25/40 (a)(c)	17,011	1,467
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.22%, 07/25/38 (a)(b)(c)	19,253	1,524
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.77%, 11/25/41 (a)(b)(c)	2,262,246	245,904
		2,174,651
	Principal Amount	Fair Value
Asset Backed - 1.6%
Chase Funding Trust
4.99%, 11/25/33 (a)(f)	$21,738	$21,556
RCKT Mortgage Trust
4.89%, 11/25/55 (a)(f)(g)	1,959,949	1,944,838
4.97%, 11/25/55 (a)(f)(g)	1,211,931	1,204,088
Towd Point Mortgage Trust
5.09%, 10/25/65 (a)(f)(g)	1,201,749	1,194,875
		4,365,357
Corporate Notes - 25.2%
Abbott Laboratories
3.75%, 11/30/26 (a)	57,000	56,888
4.90%, 11/30/46 (a)	49,000	44,993
AbbVie, Inc.
3.20%, 11/21/29 (a)	69,000	66,424
4.05%, 11/21/39 (a)	38,000	33,349
4.25%, 11/21/49 (a)	50,000	40,548
4.30%, 05/14/36 (a)	41,000	38,743
4.40%, 11/06/42 (a)	36,000	31,594
4.63%, 10/01/42 (a)	9,000	8,081
4.70%, 05/14/45 (a)	15,000	13,368
4.88%, 11/14/48 (a)	13,000	11,653
5.05%, 03/15/34 (a)	106,000	107,596
5.40%, 03/15/54 (a)	41,000	39,137
5.50%, 03/15/64 (a)	48,000	45,740
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	57,000	47,153
AEP Texas, Inc.
3.45%, 05/15/51 (a)	97,000	64,209
5.70%, 05/15/34 (a)	135,000	139,321
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	49,000	46,302
Aircastle Ltd.
4.25%, 06/15/26 (a)	57,000	56,932
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	330,874
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	31,000	25,107
2.95%, 03/15/34 (a)	53,000	44,749
4.70%, 07/01/30 (a)	18,000	17,902
Allstate Corp.
4.20%, 12/15/46 (a)	55,000	43,580
Allstate Corp. (6.85% fixed rate until 04/30/26; 3.20% + 3 mo. Term SOFR thereafter)
6.85%, 08/15/53 (a)(b)	72,000	71,901
See Notes to Schedules of Investments and Notes to Financial Statements.

6

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Ally Financial, Inc.
2.20%, 11/02/28 (a)	$76,000	$71,556
Alphabet, Inc.
4.00%, 05/15/30 (a)	51,000	50,633
4.10%, 11/15/30 (a)	231,000	229,351
4.50%, 05/15/35 (a)	130,000	127,836
5.25%, 05/15/55 (a)	62,000	58,509
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	44,000	35,831
4.00%, 02/04/61 (a)	15,000	10,487
4.25%, 08/09/42 (a)	5,000	4,073
4.45%, 05/06/50 (a)	23,000	17,974
4.50%, 05/02/43 (a)	15,000	12,464
Amazon.com, Inc.
1.50%, 06/03/30 (a)	22,000	19,675
2.50%, 06/03/50 (a)	32,000	18,626
2.70%, 06/03/60 (a)	21,000	11,443
2.88%, 05/12/41 (a)	54,000	39,910
3.25%, 05/12/61 (a)	35,000	21,651
4.25%, 03/13/31 - 08/22/57 (a)	121,000	117,938
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	33,000	30,227
3.25%, 03/01/50 (a)	27,000	17,721
American Honda Finance Corp.
5.85%, 10/04/30 (a)	204,000	211,748
American Tower Corp.
1.50%, 01/31/28 (a)	99,000	93,832
2.90%, 01/15/30 (a)	35,000	32,878
3.70%, 10/15/49 (a)	20,000	14,355
American Water Capital Corp.
2.95%, 09/01/27 (a)	31,000	30,442
5.45%, 03/01/54 (a)	136,000	128,999
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	98,000	93,273
Amgen, Inc.
2.00%, 01/15/32 (a)	52,000	44,988
2.45%, 02/21/30 (a)	14,000	13,010
3.00%, 01/15/52 (a)	37,000	23,811
3.15%, 02/21/40 (a)	64,000	49,727
3.38%, 02/21/50 (a)	17,000	11,968
4.66%, 06/15/51 (a)	13,000	10,915
5.60%, 03/02/43 (a)	59,000	58,224
5.65%, 03/02/53 (a)	56,000	54,201
5.75%, 03/02/63 (a)	51,000	49,016
	Principal Amount	Fair Value
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	$342,000	$330,871
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	86,000	83,741
4.90%, 02/01/46 (a)	42,000	37,868
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	46,000	44,473
5.55%, 01/23/49 (a)	47,000	45,559
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	61,000	37,052
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	101,000	103,348
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	33,000	30,304
Apple, Inc.
2.20%, 09/11/29 (a)	39,000	36,765
2.65%, 02/08/51 (a)	80,000	48,458
2.80%, 02/08/61 (a)	42,000	23,949
2.95%, 09/11/49 (a)	25,000	16,416
3.35%, 02/09/27 (a)	18,000	17,919
3.45%, 02/09/45 (a)	66,000	50,250
3.85%, 08/04/46 (a)	59,000	46,890
3.95%, 08/08/52 (a)	51,000	39,659
4.85%, 05/10/53 (a)	155,000	142,544
Applied Materials, Inc.
4.35%, 04/01/47 (a)	22,000	18,614
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	64,000	51,474
5.15%, 09/13/34 (a)	344,000	351,568
ArcelorMittal SA
6.00%, 06/17/34 (a)	87,000	91,609
6.35%, 06/17/54 (a)	145,000	147,904
6.80%, 11/29/32 (a)	36,000	39,741
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	22,000	21,877
ARES Capital Corp.
2.88%, 06/15/28 (a)	117,000	110,680
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	41,000	27,954
Ascension Health
4.85%, 11/15/53 (a)	56,000	49,837
Ashtead Capital, Inc.
5.55%, 05/30/33 (a)(g)	305,000	307,571
See Notes to Schedules of Investments and Notes to Financial Statements.

7

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	$82,000	$78,025
5.00%, 02/26/34 (a)	66,000	66,984
AstraZeneca PLC
3.00%, 05/28/51 (a)	44,000	29,091
4.00%, 01/17/29 (a)	17,000	16,943
4.38%, 08/17/48 (a)	11,000	9,362
AT&T, Inc.
2.75%, 06/01/31 (a)	241,000	220,274
3.55%, 09/15/55 (a)	26,000	16,905
3.65%, 06/01/51 (a)	194,000	132,985
3.85%, 06/01/60 (a)	68,000	45,603
4.35%, 03/01/29 (a)	69,000	69,048
4.50%, 05/15/35 (a)	49,000	46,431
4.55%, 03/09/49 (a)	27,000	21,689
4.75%, 05/15/46 (a)	15,000	12,691
4.85%, 03/01/39 (a)	65,000	60,495
5.40%, 02/15/34 (a)	87,000	88,952
Athene Holding Ltd.
4.13%, 01/12/28 (a)	28,000	27,659
6.15%, 04/03/30 (a)	56,000	57,929
Atmos Energy Corp.
6.20%, 11/15/53 (a)	59,000	62,507
AutoNation, Inc.
5.89%, 03/15/35 (a)	126,000	128,587
BAE Systems PLC
5.50%, 03/26/54 (a)(g)	170,000	167,521
Bank of America Corp.
3.25%, 10/21/27 (a)	64,000	63,127
4.18%, 11/25/27 (a)	74,000	73,723
4.25%, 10/22/26 (a)	79,000	78,944
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	134,000	127,439
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (a)(b)	229,000	207,275
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	102,000	64,375
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	36,000	35,367
	Principal Amount	Fair Value
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56%, 04/23/27 (a)(b)	$59,000	$58,967
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	79,000	78,393
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	83,000	76,828
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	47,000	36,224
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	49,000	44,379
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	17,000	16,930
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	183,000	185,158
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	117,000	119,342
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	214,000	223,996
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	68,000	67,667
Bank of Nova Scotia (6.56% fixed rate until 07/12/26; 2.91% + 3 mo. Term SOFR thereafter)
6.56%, 07/12/26 (a)(b)	70,000	68,774
See Notes to Schedules of Investments and Notes to Financial Statements.

8

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 yr. CMT thereafter)
2.65%, 06/24/31 (a)(b)	$390,000	$357,068
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR thereafter)
4.97%, 05/16/29 (a)(b)	307,000	308,735
BAT Capital Corp.
2.73%, 03/25/31 (a)	52,000	47,495
4.39%, 08/15/37 (a)	39,000	35,440
4.54%, 08/15/47 (a)	13,000	10,527
4.63%, 03/22/33 (a)	170,000	166,338
5.83%, 02/20/31 (a)	60,000	62,810
6.00%, 02/20/34 (a)	51,000	53,870
Baxter International, Inc.
1.92%, 02/01/27 (a)	76,000	74,263
4.90%, 12/15/30 (a)	161,000	158,785
5.65%, 12/15/35 (a)	64,000	62,532
Bayer U.S. Finance LLC
6.38%, 11/21/30 (a)(g)	230,000	241,838
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	11,000	6,912
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	33,000	32,727
4.69%, 12/15/44 (a)	5,000	4,371
5.11%, 02/08/34 (a)	135,000	135,679
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	21,000	20,598
3.70%, 07/15/30 (a)	48,000	46,613
3.80%, 07/15/48 (a)	18,000	13,251
4.25%, 10/15/50 (a)	41,000	31,936
6.13%, 04/01/36 (a)	18,000	19,213
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	112,000	70,348
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	56,000	56,010
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	68,000	69,468
5.50%, 09/08/53 (a)	23,000	22,221
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	361,000	354,282
Block Financial LLC
2.50%, 07/15/28 (a)	49,000	46,268
3.88%, 08/15/30 (a)	16,000	15,077
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	34,000	34,159
	Principal Amount	Fair Value
Boeing Co.
2.70%, 02/01/27 (a)	$81,000	$79,844
2.95%, 02/01/30 (a)	20,000	18,813
3.25%, 03/01/28 (a)	11,000	10,764
3.55%, 03/01/38 (a)	14,000	11,625
3.75%, 02/01/50 (a)	21,000	14,888
5.04%, 05/01/27 (a)	120,000	120,635
5.15%, 05/01/30 (a)	68,000	69,039
5.81%, 05/01/50 (a)	127,000	122,593
Boston Properties LP
3.40%, 06/21/29 (a)	87,000	83,397
Boston Scientific Corp.
4.70%, 03/01/49 (a)	6,000	5,270
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	51,000	32,861
3.38%, 02/08/61 (a)	51,000	32,953
4.81%, 02/13/33 (a)	84,000	84,270
5.23%, 11/17/34 (a)	257,000	262,153
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	56,000	55,231
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	41,000	36,069
2.35%, 11/13/40 (a)	25,000	17,444
3.55%, 03/15/42 (a)	25,000	19,742
4.13%, 06/15/39 (a)	34,000	30,253
4.25%, 10/26/49 (a)	34,000	27,292
4.35%, 11/15/47 (a)	4,000	3,295
4.55%, 02/20/48 (a)	10,000	8,454
5.20%, 02/22/34 (a)	142,000	145,475
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	70,000	67,177
3.90%, 03/15/27 (a)	14,000	13,923
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	25,000	21,241
3.19%, 11/15/36 (a)(g)	3,000	2,507
3.42%, 04/15/33 (a)	194,000	177,450
3.47%, 04/15/34 (a)	3,000	2,704
4.15%, 11/15/30 (a)	26,000	25,602
4.30%, 11/15/32 (a)	42,000	40,895
4.93%, 05/15/37 (a)(g)	35,000	33,925
Brown-Forman Corp.
4.00%, 04/15/38 (a)	9,000	7,905
Bunge Ltd. Finance Corp.
2.00%, 04/21/26 (a)	92,000	91,809
3.20%, 04/21/31 (a)	117,000	109,201
See Notes to Schedules of Investments and Notes to Financial Statements.

9

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
3.75%, 09/25/27 (a)	$13,000	$12,890
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	35,000	28,044
4.55%, 09/01/44 (a)	52,000	45,337
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	16,000	13,907
Campbell's Co.
5.40%, 03/21/34 (a)	73,000	70,768
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	38,000	37,780
4.95%, 06/01/47 (a)	26,000	22,669
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	87,000	85,605
3.10%, 12/02/51 (a)	27,000	17,667
3.50%, 05/01/50 (a)	31,000	21,914
Capital One Financial Corp.
3.75%, 07/28/26 (a)	79,000	78,791
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	96,000	82,727
5.25%, 09/15/35 (a)	30,000	30,008
5.55%, 09/15/40 (a)	57,000	56,377
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	32,000	31,734
Carrier Global Corp.
2.72%, 02/15/30 (a)	38,000	35,510
3.58%, 04/05/50 (a)	30,000	21,444
5.90%, 03/15/34 (a)	38,000	40,108
CBRE Services, Inc.
4.90%, 01/15/33 (a)	300,000	296,307
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	36,000	32,026
3.75%, 02/15/52 (a)	47,000	32,860
Centene Corp.
2.45%, 07/15/28 (a)	647,000	602,467
CGI, Inc.
4.95%, 03/14/30 (a)	339,000	340,336
Charles Schwab Corp.
2.45%, 03/03/27 (a)	315,000	310,152
2.90%, 03/03/32 (a)	30,000	27,192
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	87,000	80,505
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	175,000	179,779
	Principal Amount	Fair Value
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	$130,000	$138,316
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	58,000	40,651
3.70%, 04/01/51 (a)	176,000	109,087
4.80%, 03/01/50 (a)	87,000	64,525
6.55%, 06/01/34 (a)	214,000	222,036
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	68,000	70,064
Chevron Corp.
2.24%, 05/11/30 (a)	17,000	15,698
Chevron USA, Inc.
3.85%, 01/15/28 (a)	62,000	61,789
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	28,000	23,565
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	48,000	42,549
Cigna Group
2.40%, 03/15/30 (a)	31,000	28,641
3.40%, 03/15/50 - 03/15/51 (a)	33,000	22,428
4.38%, 10/15/28 (a)	17,000	16,991
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	101,000	94,757
5.35%, 02/26/64 (a)	101,000	93,252
5.90%, 02/15/39 (a)	20,000	21,125
Citigroup, Inc.
4.45%, 09/29/27 (a)	43,000	42,992
4.65%, 07/23/48 (a)	94,000	79,590
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	36,000	33,986
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (a)(b)	290,000	271,945
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	17,000	14,639
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	112,000	110,448
See Notes to Schedules of Investments and Notes to Financial Statements.

10

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Clorox Co.
1.80%, 05/15/30 (a)	$48,000	$42,932
CME Group, Inc.
2.65%, 03/15/32 (a)	39,000	35,342
3.75%, 06/15/28 (a)	18,000	17,867
CMS Energy Corp.
4.88%, 03/01/44 (a)	64,000	56,274
Coca-Cola Co.
2.60%, 06/01/50 (a)	39,000	23,644
2.75%, 06/01/60 (a)	27,000	15,437
Comcast Corp.
2.65%, 08/15/62 (a)	29,000	14,286
2.80%, 01/15/51 (a)	33,000	18,878
2.89%, 11/01/51 (a)	31,000	17,918
2.94%, 11/01/56 (a)	25,000	13,880
2.99%, 11/01/63 (a)	24,000	12,729
3.20%, 07/15/36 (a)	36,000	30,181
3.25%, 11/01/39 (a)	58,000	44,657
3.97%, 11/01/47 (a)	40,000	29,452
5.17%, 01/15/37 (a)(g)	39,000	37,990
5.65%, 06/01/54 (a)	112,000	103,319
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	15,000	13,957
ConocoPhillips Co.
5.55%, 03/15/54 (a)	76,000	72,819
5.70%, 09/15/63 (a)	79,000	76,043
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	51,000	50,474
3.35%, 04/01/30 (a)	18,000	17,268
3.88%, 06/15/47 (a)	22,000	16,782
3.95%, 04/01/50 (a)	31,000	23,852
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	82,000	78,450
4.50%, 05/09/47 (a)	34,000	27,696
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	52,000	55,260
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	56,000	48,918
COPT Defense Properties LP
2.00%, 01/15/29 (a)	57,000	53,213
2.75%, 04/15/31 (a)	135,000	121,991
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	168,000	157,577
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	219,000	224,103
5.90%, 02/15/55 (a)	114,000	108,718
	Principal Amount	Fair Value
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	$1,282,000	$1,219,849
Crown Castle, Inc.
2.90%, 03/15/27 (a)	138,000	135,962
3.30%, 07/01/30 (a)	108,000	101,276
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	79,000	76,491
5.11%, 04/03/34 (a)(g)	27,000	27,153
5.42%, 04/03/54 (a)(g)	13,000	12,105
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	58,000	48,192
CubeSmart LP
4.38%, 02/15/29 (a)	51,000	50,673
CVS Health Corp.
3.00%, 08/15/26 (a)	45,000	44,769
3.63%, 04/01/27 (a)	41,000	40,653
3.75%, 04/01/30 (a)	29,000	28,035
4.30%, 03/25/28 (a)	3,000	2,990
4.78%, 03/25/38 (a)	26,000	23,950
5.13%, 07/20/45 (a)	29,000	25,512
5.30%, 06/01/33 - 12/05/43 (a)	115,000	111,064
5.88%, 06/01/53 (a)	15,000	14,200
6.00%, 06/01/63 (a)	13,000	12,309
6.05%, 06/01/54 (a)	35,000	33,949
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75%, 12/10/54 (a)(b)	97,000	97,911
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	94,000	96,741
Daimler Truck Finance North America LLC
2.50%, 12/14/31 (a)(g)	244,000	214,774
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	262,000	258,405
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	398,000	362,180
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	209,000	219,425
See Notes to Schedules of Investments and Notes to Financial Statements.

11

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (a)(b)	$210,000	$224,534
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	34,000	32,028
3.25%, 11/15/39 (a)	21,000	16,857
3.40%, 11/15/49 (a)	12,000	8,415
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	47,000	43,613
4.40%, 03/24/51 (a)	27,000	21,536
5.40%, 04/18/34 (a)	167,000	169,627
5.75%, 04/18/54 (a)	62,000	58,711
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	234,000	165,611
Digital Realty Trust LP
3.60%, 07/01/29 (a)	55,000	53,427
Discovery Communications LLC
3.95%, 03/20/28 (a)	32,000	31,351
5.00%, 09/20/37 (a)	18,000	13,016
Discovery Global Holdings, Inc.
3.76%, 03/15/27 (a)	303,000	299,303
4.28%, 03/15/32 (a)	241,000	213,367
5.05%, 03/15/42 (a)	36,000	24,017
5.14%, 03/15/52 (a)	5,000	3,030
Dollar General Corp.
3.50%, 04/03/30 (a)	20,000	19,051
4.13%, 04/03/50 (a)	34,000	25,601
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	63,000	60,211
Dover Corp.
2.95%, 11/04/29 (a)	35,000	33,205
Dow Chemical Co.
2.10%, 11/15/30 (a)	27,000	23,741
3.60%, 11/15/50 (a)	30,000	19,259
4.25%, 10/01/34 (a)	16,000	14,525
5.15%, 02/15/34 (a)	68,000	66,271
5.55%, 11/30/48 (a)	21,000	18,079
6.30%, 03/15/33 (a)	68,000	71,284
DR Horton, Inc.
5.50%, 10/15/35 (a)	86,000	87,278
DTE Energy Co.
2.85%, 10/01/26 (a)	22,000	21,829
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	25,000	19,214
Duke Energy Corp.
2.55%, 06/15/31 (a)	97,000	87,238
3.30%, 06/15/41 (a)	87,000	65,297
	Principal Amount	Fair Value
3.50%, 06/15/51 (a)	$87,000	$58,240
3.75%, 09/01/46 (a)	134,000	99,021
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	24,000	19,483
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	3,000	2,769
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	66,000	65,189
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	87,000	81,823
Eastman Chemical Co.
4.65%, 10/15/44 (a)	39,000	32,680
Eaton Corp.
3.10%, 09/15/27 (a)	21,000	20,703
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	49,000	45,092
Elevance Health, Inc.
2.88%, 09/15/29 (a)	17,000	16,106
3.60%, 03/15/51 (a)	21,000	14,569
3.70%, 09/15/49 (a)	19,000	13,515
5.13%, 02/15/53 (a)	15,000	13,174
5.65%, 06/15/54 (a)	39,000	36,749
6.10%, 10/15/52 (a)	34,000	34,132
Eli Lilly & Co.
5.00%, 02/09/54 (a)	27,000	24,579
5.10%, 02/09/64 (a)	102,000	91,635
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	97,000	86,519
Emerson Electric Co.
1.80%, 10/15/27 (a)	22,000	21,271
2.75%, 10/15/50 (a)	19,000	11,705
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	5,000	4,887
Enbridge, Inc.
1.60%, 10/04/26 (a)	154,000	151,924
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	87,000	86,884
Energy Transfer LP
5.25%, 07/01/29 (a)	483,000	493,621
5.30%, 04/01/44 - 04/15/47 (a)	65,000	57,709
5.35%, 05/15/45 (a)	54,000	48,225
5.75%, 02/15/33 (a)	36,000	37,439
5.95%, 05/15/54 (a)	31,000	29,097
6.10%, 12/01/28 (a)	148,000	153,849
6.40%, 12/01/30 (a)	57,000	60,914
6.50%, 02/01/42 (a)	30,000	31,224
See Notes to Schedules of Investments and Notes to Financial Statements.

12

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	$70,000	$56,396
4.85%, 01/31/34 (a)	219,000	218,621
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	20,000	19,822
EOG Resources, Inc.
5.10%, 01/15/36 (a)	14,000	13,827
Equinix, Inc.
2.15%, 07/15/30 (a)	56,000	50,337
ERP Operating LP
4.50%, 07/01/44 (a)	13,000	11,239
Eversource Energy
3.45%, 01/15/50 (a)	42,000	28,831
Exelon Corp.
4.05%, 04/15/30 (a)	65,000	63,698
4.45%, 04/15/46 (a)	41,000	33,601
4.70%, 04/15/50 (a)	43,000	35,647
5.60%, 03/15/53 (a)	127,000	119,850
Expand Energy Corp.
6.75%, 04/15/29 (a)(g)	436,000	436,955
Expedia Group, Inc.
5.40%, 02/15/35 (a)	95,000	94,235
Extra Space Storage LP
2.20%, 10/15/30 (a)	48,000	42,974
3.90%, 04/01/29 (a)	32,000	31,372
5.90%, 01/15/31 (a)	140,000	146,222
Exxon Mobil Corp.
3.45%, 04/15/51 (a)	76,000	54,119
FedEx Corp.
4.10%, 02/01/45 (a)	94,000	73,883
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	61,000	37,300
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	11,000	7,910
FirstEnergy Corp.
3.40%, 03/01/50 (a)	59,000	39,418
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	84,000	69,673
Fiserv, Inc.
3.50%, 07/01/29 (a)	26,000	24,910
4.40%, 07/01/49 (a)	15,000	11,332
Florida Power & Light Co.
4.13%, 02/01/42 (a)	23,000	19,503
	Principal Amount	Fair Value
Flowserve Corp.
2.80%, 01/15/32 (a)	$53,000	$46,779
Foundry JV Holdco LLC
5.88%, 01/25/34 (a)(g)	332,000	336,688
Fox Corp.
6.50%, 10/13/33 (a)	81,000	86,882
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	71,000	69,672
General Dynamics Corp.
4.25%, 04/01/50 (a)	30,000	25,075
General Mills, Inc.
3.00%, 02/01/51 (a)	32,000	19,628
General Motors Co.
5.20%, 04/01/45 (a)	7,000	6,072
5.40%, 04/01/48 (a)	15,000	13,121
6.80%, 10/01/27 (a)	30,000	30,853
General Motors Financial Co., Inc.
2.35%, 01/08/31 (a)	38,000	33,856
5.85%, 04/06/30 (a)	252,000	260,931
6.10%, 01/07/34 (a)	220,000	228,452
Genuine Parts Co.
2.75%, 02/01/32 (a)	36,000	31,171
Georgia Power Co.
5.25%, 03/15/34 (a)	291,000	297,312
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	33,000	23,877
2.95%, 03/01/27 (a)	7,000	6,927
4.15%, 03/01/47 (a)	15,000	12,141
4.60%, 09/01/35 (a)	41,000	40,022
5.25%, 10/15/33 (a)	41,000	42,400
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	42,000	40,907
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	208,000	207,312
5.15%, 05/22/45 (a)	15,000	13,431
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	78,000	76,981
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	40,000	35,292
See Notes to Schedules of Investments and Notes to Financial Statements.

13

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	$33,000	$23,252
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	49,000	36,310
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	83,000	62,322
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	23,000	22,683
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	23,000	20,065
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	38,000	37,777
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	137,000	136,808
Haleon U.S. Capital LLC
3.63%, 03/24/32 (a)	360,000	339,077
Halliburton Co.
5.00%, 11/15/45 (a)	19,000	16,845
Hartford Insurance Group, Inc. (6.04% fixed rate until 04/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.04%, 02/12/67 (a)(b)(g)	55,000	52,566
HCA, Inc.
3.13%, 03/15/27 (a)	111,000	109,599
3.38%, 03/15/29 (a)	68,000	65,859
3.50%, 09/01/30 (a)	40,000	37,982
3.63%, 03/15/32 (a)	31,000	28,790
4.63%, 03/15/52 (a)	75,000	59,691
5.60%, 04/01/34 (a)	30,000	30,634
5.75%, 03/01/35 (a)	94,000	96,647
6.00%, 04/01/54 (a)	41,000	39,603
	Principal Amount	Fair Value
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	$48,000	$43,433
3.20%, 06/01/50 (a)(g)	19,000	11,805
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	28,000	24,304
Hess Corp.
5.60%, 02/15/41 (a)	10,000	10,181
5.80%, 04/01/47 (a)	7,000	7,056
Highwoods Realty LP
4.13%, 03/15/28 (a)	20,000	19,712
4.20%, 04/15/29 (a)	50,000	48,638
7.65%, 02/01/34 (a)	14,000	15,483
Home Depot, Inc.
2.70%, 04/15/30 (a)	19,000	17,876
3.35%, 04/15/50 (a)	39,000	26,910
3.50%, 09/15/56 (a)	18,000	12,281
3.90%, 12/06/28 - 06/15/47 (a)	41,000	35,741
4.50%, 12/06/48 (a)	17,000	14,286
4.95%, 06/25/34 - 09/15/52 (a)	74,000	71,603
5.30%, 06/25/54 (a)	23,000	21,522
5.40%, 06/25/64 (a)	41,000	38,461
Honeywell Aerospace, Inc.
4.30%, 03/16/31 (a)(g)	160,000	158,370
Honeywell International, Inc.
1.75%, 09/01/31 (a)	129,000	111,746
2.70%, 08/15/29 (a)	94,000	89,096
Hormel Foods Corp.
1.80%, 06/11/30 (a)	69,000	62,035
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	263,000	253,577
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	332,000	333,985
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (a)(b)	398,000	454,902
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	79,000	73,188
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	201,000	203,999
See Notes to Schedules of Investments and Notes to Financial Statements.

14

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	$76,000	$77,344
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	94,000	89,082
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	307,000	313,336
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	159,000	145,925
Imperial Brands Finance PLC
5.50%, 02/01/30 (g)	391,000	400,986
5.88%, 07/01/34 (g)	387,000	398,324
6.13%, 07/27/27 (g)	300,000	306,063
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	43,000	28,085
ING Groep NV (4.70% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
4.70%, 04/01/27 (a)(b)	236,000	236,000
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	117,000	121,517
Ingredion, Inc.
3.90%, 06/01/50 (a)	20,000	14,808
Intel Corp.
2.00%, 08/12/31 (a)	61,000	52,819
2.45%, 11/15/29 (a)	75,000	69,603
2.80%, 08/12/41 (a)	70,000	48,016
3.10%, 02/15/60 (a)	36,000	19,805
5.63%, 02/10/43 (a)	31,000	29,328
5.70%, 02/10/53 (a)	28,000	25,761
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	17,000	14,323
2.65%, 09/15/40 (a)	13,000	9,413
Intuit, Inc.
5.50%, 09/15/53 (a)	77,000	70,821
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	107,000	100,029
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	169,000	175,826
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/33 (a)	33,000	34,064
5.95%, 04/20/35 (a)	159,000	164,974
	Principal Amount	Fair Value
6.75%, 03/15/34 (a)	$119,000	$130,674
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	131,000	133,789
Johnson & Johnson
3.63%, 03/03/37 (a)	18,000	16,161
Johnson Controls International PLC
4.50%, 02/15/47 (a)	17,000	14,329
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (b)	140,000	139,772
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (b)	451,000	408,926
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	75,000	69,890
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (b)	63,000	47,285
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (b)	49,000	43,005
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (b)	148,000	113,596
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	34,000	33,711
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (b)	33,000	26,037
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (b)	114,000	113,423
See Notes to Schedules of Investments and Notes to Financial Statements.

15

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (b)	$79,000	$80,194
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (b)	204,000	208,763
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	94,000	64,535
Kenvue, Inc.
4.90%, 03/22/33 (a)	63,000	63,478
5.05%, 03/22/53 (a)	49,000	44,247
5.20%, 03/22/63 (a)	30,000	26,877
Keybank National Association
4.90%, 08/08/32 (a)	500,000	490,860
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	8,000	7,012
5.00%, 03/01/43 (a)	15,000	13,455
6.38%, 03/01/41 (a)	13,000	13,679
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	179,000	176,200
5.05%, 02/15/46 (a)	13,000	11,596
5.20%, 06/01/33 (a)	38,000	38,655
KLA Corp.
3.30%, 03/01/50 (a)	39,000	26,550
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	72,000	62,868
Kroger Co.
2.20%, 05/01/30 (a)	31,000	28,314
4.65%, 01/15/48 (a)	15,000	12,544
5.00%, 09/15/34 (a)	60,000	59,270
5.50%, 09/15/54 (a)	31,000	28,801
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	82,000	80,557
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	30,000	29,882
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	155,000	157,046
6.20%, 08/15/34 (a)	88,000	90,323
Leidos, Inc.
4.38%, 05/15/30 (a)	153,000	150,619
5.40%, 03/15/32 (a)	91,000	92,676
5.50%, 03/15/35 (a)	116,000	117,801
5.75%, 03/15/33 (a)	84,000	87,110
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	17,000	11,531
	Principal Amount	Fair Value
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	$372,000	$370,553
Lockheed Martin Corp.
3.80%, 03/01/45 (a)	12,000	9,463
4.50%, 05/15/36 (a)	32,000	31,080
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	23,000	21,675
1.70%, 09/15/28 - 10/15/30 (a)	71,000	65,743
3.00%, 10/15/50 (a)	40,000	24,670
3.70%, 04/15/46 (a)	14,000	10,321
4.05%, 05/03/47 (a)	33,000	25,323
5.63%, 04/15/53 (a)	62,000	58,548
LYB International Finance III LLC
3.63%, 04/01/51 (a)	19,000	12,241
3.80%, 10/01/60 (a)	17,000	10,412
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	299,000	294,966
Mars, Inc.
4.80%, 03/01/30 (a)(g)	130,000	131,357
5.20%, 03/01/35 (a)(g)	140,000	141,273
5.70%, 05/01/55 (a)(g)	130,000	126,725
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	39,000	23,987
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	94,000	99,028
Masco Corp.
3.50%, 11/15/27 (a)	10,000	9,855
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	25,000	21,748
McDonald's Corp.
3.60%, 07/01/30 (a)	51,000	49,537
3.63%, 09/01/49 (a)	24,000	17,278
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	189,000	186,675
Medtronic, Inc.
4.63%, 03/15/45 (a)	5,000	4,464
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	68,000	54,393
Merck & Co., Inc.
1.90%, 12/10/28 (a)	99,000	93,694
2.45%, 06/24/50 (a)	54,000	31,248
2.75%, 12/10/51 (a)	38,000	23,114
2.90%, 12/10/61 (a)	18,000	10,284
4.00%, 03/07/49 (a)	14,000	10,951
See Notes to Schedules of Investments and Notes to Financial Statements.

16

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
5.00%, 05/17/53 (a)	$18,000	$16,218
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	271,000	263,734
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	157,000	149,753
4.20%, 11/15/30 (a)	53,000	52,454
4.45%, 08/15/52 (a)	90,000	70,724
4.60%, 11/15/32 (a)	57,000	56,408
MetLife, Inc.
4.72%, 12/15/44 (a)	22,000	19,147
Micron Technology, Inc.
3.37%, 11/01/41 (a)	55,000	42,678
3.48%, 11/01/51 (a)	76,000	53,540
5.30%, 01/15/31 (a)	176,000	184,144
5.65%, 11/01/32 (a)	230,000	242,107
5.80%, 01/15/35 (a)	880,000	936,962
Microsoft Corp.
2.40%, 08/08/26 (a)	30,000	29,827
2.68%, 06/01/60 (a)	15,000	8,369
2.92%, 03/17/52 (a)	120,000	77,068
3.45%, 08/08/36 (a)	11,000	9,916
3.50%, 02/12/35 (a)	28,000	26,079
Mid-America Apartments LP
2.88%, 09/15/51 (a)	61,000	37,655
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	417,000	414,335
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	13,000	10,142
Morgan Stanley
3.63%, 01/20/27 (a)	30,000	29,872
3.97%, 07/22/38 (a)(b)	27,000	23,560
4.35%, 09/08/26 (a)	85,000	84,987
4.38%, 01/22/47 (a)	30,000	24,615
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	66,000	65,393
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	136,000	82,791
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	193,000	173,468
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	70,000	71,079
	Principal Amount	Fair Value
MPLX LP
2.65%, 08/15/30 (a)	$40,000	$36,854
5.20%, 12/01/47 (a)	14,000	12,293
MSCI, Inc.
5.25%, 09/01/35 (a)	81,000	79,352
Mylan, Inc.
5.20%, 04/15/48 (a)	19,000	15,047
Nasdaq, Inc.
5.95%, 08/15/53 (a)	26,000	25,988
6.10%, 06/28/63 (a)	36,000	36,028
NetApp, Inc.
5.50%, 03/17/32 (a)	180,000	183,969
Netflix, Inc.
4.90%, 08/15/34 (a)	68,000	68,523
5.40%, 08/15/54 (a)	41,000	39,668
Nevada Power Co.
6.00%, 03/15/54 (a)	46,000	46,129
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	39,000	38,906
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	71,000	65,304
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	69,000	64,880
NIKE, Inc.
3.38%, 03/27/50 (a)	19,000	13,225
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75%, 07/15/56 (a)(b)	284,000	279,226
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	31,000	25,212
Northern Trust Corp.
6.13%, 11/02/32 (a)	84,000	89,758
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	105,000	72,470
NOV, Inc.
3.60%, 12/01/29 (a)	51,000	49,294
Novant Health, Inc.
3.32%, 11/01/61 (a)	37,000	23,283
Novartis Capital Corp.
2.20%, 08/14/30 (a)	56,000	51,292
NRG Energy, Inc.
4.73%, 10/15/30 (a)(g)	158,000	156,128
5.41%, 10/15/35 (a)(g)	177,000	173,352
See Notes to Schedules of Investments and Notes to Financial Statements.

17

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	$210,000	$208,973
5.40%, 06/21/34 (a)	270,000	274,504
NVIDIA Corp.
2.85%, 04/01/30 (a)	19,000	18,030
3.50%, 04/01/50 (a)	26,000	19,152
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	36,000	34,347
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	14,000	10,544
ONEOK, Inc.
4.35%, 03/15/29 (a)	34,000	33,789
5.80%, 11/01/30 (a)	126,000	131,073
6.10%, 11/15/32 (a)	56,000	59,029
6.63%, 09/01/53 (a)	99,000	101,673
Oracle Corp.
2.30%, 03/25/28 (a)	27,000	25,731
2.65%, 07/15/26 (a)	43,000	42,821
2.95%, 04/01/30 (a)	59,000	53,825
3.60%, 04/01/50 (a)	39,000	23,528
3.95%, 03/25/51 (a)	43,000	27,261
4.00%, 07/15/46 - 11/15/47 (a)	59,000	39,208
4.10%, 03/25/61 (a)	51,000	31,474
4.55%, 02/04/29 (a)	313,000	308,978
5.35%, 05/04/33 (a)	63,000	61,297
5.55%, 02/06/53 (a)	38,000	30,311
5.70%, 02/04/36 (a)	207,000	199,014
6.15%, 11/09/29 (a)	59,000	60,838
6.90%, 11/09/52 (a)	40,000	37,798
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	21,000	19,493
3.36%, 02/15/50 (a)	23,000	15,711
Owens Corning
3.88%, 06/01/30 (a)	153,000	148,107
4.40%, 01/30/48 (a)	16,000	12,857
5.70%, 06/15/34 (a)	118,000	122,093
5.95%, 06/15/54 (a)	32,000	31,702
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	45,000	43,604
2.50%, 02/01/31 (a)	81,000	72,653
3.00%, 06/15/28 (a)	76,000	73,481
3.30%, 08/01/40 (a)	81,000	60,601
3.50%, 08/01/50 (a)	36,000	23,746
4.30%, 03/15/45 (a)	54,000	42,148
PacifiCorp
2.70%, 09/15/30 (a)	39,000	35,495
	Principal Amount	Fair Value
2.90%, 06/15/52 (a)	$97,000	$55,137
5.80%, 01/15/55 (a)	69,000	63,049
6.25%, 10/15/37 (a)	61,000	63,013
Packaging Corp. of America
3.05%, 10/01/51 (a)	53,000	33,331
Paramount Global
2.90%, 01/15/27 (a)	11,000	10,813
3.70%, 06/01/28 (a)	17,000	16,450
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	31,000	30,048
4.50%, 09/15/29 (a)	55,000	55,301
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	68,000	73,044
Paychex, Inc.
5.10%, 04/15/30 (a)	141,000	142,321
5.60%, 04/15/35 (a)	112,000	112,511
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	56,000	55,562
3.25%, 06/01/50 (a)	30,000	19,337
PepsiCo, Inc.
1.63%, 05/01/30 (a)	33,000	29,743
2.63%, 07/29/29 (a)	44,000	41,871
2.75%, 10/21/51 (a)	94,000	57,706
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	7,000	6,974
5.30%, 05/19/53 (a)	29,000	26,933
5.34%, 05/19/63 (a)	49,000	44,468
Pfizer, Inc.
2.70%, 05/28/50 (a)	76,000	46,585
3.90%, 03/15/39 (a)	24,000	20,874
4.13%, 12/15/46 (a)	16,000	12,882
4.40%, 05/15/44 (a)	10,000	8,675
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	17,000	15,485
3.38%, 08/15/29 (a)	25,000	24,217
4.13%, 03/04/43 (a)	12,000	9,930
5.13%, 02/15/30 (a)	116,000	118,414
5.63%, 11/17/29 (a)	56,000	58,234
Phillips 66 Co.
2.15%, 12/15/30 (a)	190,000	170,314
3.15%, 12/15/29 (a)	97,000	92,472
3.30%, 03/15/52 (a)	65,000	41,988
3.75%, 03/01/28 (a)	13,000	12,863
4.68%, 02/15/45 (a)	25,000	21,040
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	56,000	58,466
6.88%, 05/15/34 (a)	75,000	80,959
See Notes to Schedules of Investments and Notes to Financial Statements.

18

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Pioneer Natural Resources Co.
2.15%, 01/15/31 (a)	$140,000	$126,207
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	51,000	50,926
Precision Castparts Corp.
4.38%, 06/15/45 (a)	23,000	19,605
Progressive Corp.
3.00%, 03/15/32 (a)	72,000	65,737
3.70%, 03/15/52 (a)	14,000	10,165
Prologis LP
3.05%, 03/01/50 (a)	18,000	11,729
5.00%, 03/15/34 (a)	45,000	45,052
5.25%, 03/15/54 (a)	29,000	27,016
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	40,000	29,790
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	41,000	40,553
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	46,000	45,427
Public Storage Operating Co.
5.35%, 08/01/53 (a)	39,000	36,718
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	7,000	5,678
4.50%, 05/20/52 (a)	83,000	67,680
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	14,000	13,117
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	67,000	59,406
Regions Financial Corp.
1.80%, 08/12/28 (a)	165,000	154,927
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	519,000	532,567
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	87,000	89,355
Reynolds American, Inc.
5.70%, 08/15/35 (a)	162,000	166,486
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	58,000	34,886
Rio Tinto Finance USA PLC
5.25%, 03/14/35 (a)	41,000	41,618
5.75%, 03/14/55 (a)	66,000	65,720
5.88%, 03/14/65 (a)	62,000	61,689
	Principal Amount	Fair Value
ROBLOX Corp.
3.88%, 05/01/30 (a)(g)	$321,000	$301,387
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	18,000	10,050
4.20%, 03/01/49 (a)	27,000	21,915
Ross Stores, Inc.
4.70%, 04/15/27 (a)	13,000	13,012
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36 (a)	92,000	90,419
5.63%, 09/30/31 (a)(g)	357,000	360,820
Royalty Pharma PLC
1.75%, 09/02/27 (a)	31,000	29,879
2.20%, 09/02/30 (a)	13,000	11,702
3.30%, 09/02/40 (a)	9,000	6,821
5.40%, 09/02/34 (a)	47,000	47,389
RTX Corp.
1.90%, 09/01/31 (a)	85,000	74,024
2.82%, 09/01/51 (a)	80,000	48,916
3.13%, 05/04/27 (a)	52,000	51,345
3.50%, 03/15/27 (a)	34,000	33,755
4.15%, 05/15/45 (a)	24,000	19,627
4.45%, 11/16/38 (a)	20,000	18,453
6.10%, 03/15/34 (a)	94,000	101,221
6.40%, 03/15/54 (a)	71,000	76,526
Ryder System, Inc.
2.90%, 12/01/26 (a)	94,000	92,993
Salesforce, Inc.
1.95%, 07/15/31 (a)	68,000	59,312
2.70%, 07/15/41 (a)	66,000	44,999
SBA Communications Corp.
3.88%, 02/15/27 (a)	647,000	640,504
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	41,000	40,673
5.00%, 06/01/34 (a)(g)	290,000	289,983
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	545,000	543,997
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	17,000	15,301
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	115,000	111,680
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	120,000	112,591
3.13%, 11/07/49 (a)(g)	87,000	57,641
3.25%, 04/06/50 (a)	34,000	23,120
3.75%, 09/12/46 (a)	13,000	9,935
See Notes to Schedules of Investments and Notes to Financial Statements.

19

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Simon Property Group LP
3.38%, 06/15/27 (a)	$23,000	$22,767
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	391,000	401,346
Smith & Nephew PLC
5.40%, 03/20/34 (a)	48,000	48,691
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	345,000	351,441
5.78%, 04/03/54 (a)	300,000	289,854
Sonoco Products Co.
4.60%, 09/01/29 (a)	176,000	175,564
5.00%, 09/01/34 (a)	153,000	149,758
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	261,000	259,301
Southern California Edison Co.
4.00%, 04/01/47 (a)	77,000	57,284
4.20%, 03/01/29 (a)	59,000	58,342
5.65%, 10/01/28 (a)	407,000	416,963
Southern Co.
3.25%, 07/01/26 (a)	19,000	18,956
3.70%, 04/30/30 (a)	114,000	110,418
Southwest Airlines Co.
2.63%, 02/10/30 (a)	51,000	46,732
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	36,000	35,712
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	8,000	7,956
4.50%, 03/15/45 (a)	7,000	5,863
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 yr. CMT thereafter)
2.68%, 06/29/32 (a)(b)(g)	290,000	258,074
Starbucks Corp.
4.00%, 11/15/28 (a)	20,000	19,840
Stellantis Finance U.S., Inc.
6.45%, 03/18/35 (a)(g)	209,000	206,009
Store Capital LLC
4.95%, 02/11/31 (a)(g)	52,000	51,577
Stryker Corp.
1.95%, 06/15/30 (a)	79,000	71,371
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	150,000	157,706
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	365,000	360,062
	Principal Amount	Fair Value
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	$9,000	$6,787
Synopsys, Inc.
4.85%, 04/01/30 (a)	168,000	169,252
5.15%, 04/01/35 (a)	102,000	102,185
5.70%, 04/01/55 (a)	97,000	92,644
Sysco Corp.
5.95%, 04/01/30 (a)	7,000	7,265
6.60%, 04/01/50 (a)	9,000	9,292
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (a)	300,000	196,863
Takeoff Merger Sub, Inc.
4.85%, 03/24/31 (a)(g)	102,000	100,779
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	188,000	186,186
4.00%, 04/14/32 (a)	41,000	39,102
Tampa Electric Co.
2.40%, 03/15/31 (a)	81,000	73,146
3.45%, 03/15/51 (a)	64,000	44,266
4.35%, 05/15/44 (a)	51,000	42,593
Tanger Properties LP
2.75%, 09/01/31 (a)	172,000	153,706
Tapestry, Inc.
3.05%, 03/15/32 (a)	75,000	67,959
4.13%, 07/15/27 (a)	7,000	6,967
5.10%, 03/11/30 (a)	272,000	275,014
5.50%, 03/11/35 (a)	167,000	167,519
Targa Resources Corp.
6.50%, 03/30/34 (a)	205,000	221,648
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	164,000	163,792
Target Corp.
1.95%, 01/15/27 (a)	26,000	25,583
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	31,000	27,055
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	47,000	34,324
Time Warner Cable LLC
6.55%, 05/01/37 (a)	17,000	17,138
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	291,000	275,469
3.75%, 04/15/27 (a)	103,000	102,377
4.50%, 04/15/50 (a)	13,000	10,494
4.80%, 07/15/28 (a)	267,000	269,504
5.50%, 01/15/55 (a)	48,000	44,182
See Notes to Schedules of Investments and Notes to Financial Statements.

20

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	$165,000	$151,831
4.46%, 06/08/32 (a)	87,000	85,677
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	387,000	393,068
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	339,000	321,511
Tractor Supply Co.
5.25%, 05/15/33 (a)	70,000	71,014
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	47,000	46,409
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	48,000	47,787
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	24,000	23,845
5.10%, 03/15/36 (a)(g)	309,000	306,621
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	98,000	57,849
Truist Financial Corp. (6.67% fixed rate until 09/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/26 (a)(b)	227,000	226,628
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	13,000	10,670
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	68,000	69,731
5.70%, 03/15/34 (a)	74,000	76,604
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	101,000	99,993
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	150,000	154,886
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	153,000	149,605
4.80%, 09/15/35 (a)	135,000	131,109
UBS Group AG (9.25% fixed rate until 11/13/33; 4.76% + 5 yr. CMT thereafter)
9.25%, 11/13/33 (a)(b)(g)	205,000	230,982
UDR, Inc.
2.10%, 08/01/32 (a)	43,000	36,379
	Principal Amount	Fair Value
3.00%, 08/15/31 (a)	$28,000	$25,650
Union Pacific Corp.
3.55%, 05/20/61 (a)	46,000	30,339
3.60%, 09/15/37 (a)	9,000	7,875
3.80%, 04/06/71 (a)	21,000	14,141
4.10%, 09/15/67 (a)	14,000	10,141
United Parcel Service, Inc.
5.50%, 05/22/54 (a)	55,000	52,406
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	54,000	48,916
4.20%, 05/15/32 (a)	57,000	55,547
4.45%, 12/15/48 (a)	42,000	34,264
4.75%, 07/15/45 - 05/15/52 (a)	99,000	84,412
5.05%, 04/15/53 (a)	49,000	43,103
5.20%, 04/15/63 (a)	80,000	69,693
6.05%, 02/15/63 (a)	24,000	23,972
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	191,000	190,490
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	163,000	169,404
6.40%, 06/28/54 (a)	99,000	99,809
Ventas Realty LP
3.25%, 10/15/26 (a)	28,000	27,844
5.63%, 07/01/34 (a)	65,000	66,620
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	145,000	144,281
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	107,000	93,402
2.55%, 03/21/31 (a)	49,000	44,486
3.40%, 03/22/41 (a)	54,000	41,524
3.55%, 03/22/51 (a)	41,000	28,600
3.70%, 03/22/61 (a)	24,000	15,970
4.40%, 11/01/34 (a)	137,000	130,362
4.86%, 08/21/46 (a)	80,000	69,727
5.40%, 07/02/37 (a)	135,000	134,491
Viatris, Inc.
4.00%, 06/22/50 (a)	38,000	24,881
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	43,000	32,963
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	72,000	74,225
Vontier Corp.
2.40%, 04/01/28 (a)	54,000	51,757
2.95%, 04/01/31 (a)	70,000	63,611
Vornado Realty LP
2.15%, 06/01/26	1,107,000	1,101,764
Vulcan Materials Co.
3.90%, 04/01/27 (a)	11,000	10,962
See Notes to Schedules of Investments and Notes to Financial Statements.

21

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Walmart, Inc.
1.80%, 09/22/31 (a)	$44,000	$39,014
2.50%, 09/22/41 (a)	51,000	36,511
2.65%, 09/22/51 (a)	24,000	14,779
Walt Disney Co.
2.65%, 01/13/31 (a)	58,000	53,827
3.38%, 11/15/26 (a)	10,000	9,956
3.60%, 01/13/51 (a)	38,000	27,496
4.75%, 11/15/46 (a)	6,000	5,295
6.65%, 11/15/37 (a)	38,000	42,758
Wells Fargo & Co.
4.15%, 01/24/29	73,000	72,580
4.75%, 12/07/46	82,000	68,756
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (b)	165,000	161,052
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (b)	82,000	61,569
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (b)	193,000	192,446
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (b)	97,000	88,994
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (b)	133,000	135,546
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (b)	97,000	98,699
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (b)	117,000	126,524
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	43,000	41,922
Williams Cos., Inc.
3.75%, 06/15/27 (a)	10,000	9,925
4.85%, 03/01/48 (a)	21,000	17,959
4.90%, 01/15/45 (a)	49,000	42,931
	Principal Amount	Fair Value
5.30%, 08/15/52 (a)	$36,000	$32,427
5.40%, 03/04/44 (a)	7,000	6,518
Willis North America, Inc.
3.88%, 09/15/49 (a)	40,000	28,922
Workday, Inc.
3.50%, 04/01/27 (a)	69,000	68,385
3.70%, 04/01/29 (a)	138,000	134,493
Zoetis, Inc.
3.90%, 08/20/28 (a)	25,000	24,768
5.60%, 11/16/32 (a)	128,000	134,001
		70,180,926
Non-Agency Collateralized Mortgage Obligations - 11.1%
A&D Mortgage Trust
5.23%, 10/25/70 (a)(f)(g)	1,181,981	1,179,385
Angel Oak Mortgage Trust
4.96%, 09/25/70 (a)(b)(g)	1,196,928	1,190,164
Bank
3.18%, 09/15/60 (a)	4,843,325	4,762,866
4.41%, 11/15/61 (a)(b)	2,058,150	2,052,424
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	968,173	911,404
CD Mortgage Trust
2.91%, 08/15/57 (a)	1,762,788	1,659,609
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	708,419	680,375
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	364,687	350,654
Cross Mortgage Trust
4.93%, 09/25/70 (a)(b)(g)	1,731,181	1,719,415
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	3,155,831	2,979,986
3.05%, 11/10/52 (a)	1,539,882	1,460,047
4.14%, 03/10/51 (a)(b)	628,037	602,100
4.29%, 11/10/48 (a)(b)	787,152	690,180
JPMBB Commercial Mortgage Securities Trust
4.49%, 11/15/48 (a)(b)	523,324	110,567
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(c)(h)	9,233	22
OBX Trust
4.87%, 10/25/65 (a)(b)(g)	2,556,946	2,538,282
5.02%, 10/25/65 (a)(b)(g)	1,699,741	1,692,483
5.06%, 09/25/65 (a)(b)(g)	666,067	664,007
PRKCM Trust
5.10%, 10/25/60 (a)(b)(g)	1,254,053	1,248,333
See Notes to Schedules of Investments and Notes to Financial Statements.

22

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Verus Securitization Trust
4.87%, 09/25/70 (a)(b)(g)	$686,085	$682,019
4.91%, 11/25/70 (a)(b)(g)	2,577,086	2,560,820
4.94%, 10/27/70 (a)(b)(g)	1,242,416	1,235,121
		30,970,263
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (a)(i)	445,000	450,183
Total Bonds and Notes (Cost $282,929,606)		270,788,508
Total Investments in Securities (Cost $282,929,606)		270,788,508
	Number of Shares	Fair Value
Short-Term Investment - 41.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (j)(k) (Cost $114,547,990)	114,547,990	$114,547,990
Total Investments (Cost $397,477,596)		385,336,498
Liabilities in Excess of Other Assets, net - (38.5)%		(107,138,616)
NET ASSETS - 100.0%		$278,197,882

Other Information:
Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$51,534	1.00%/ Quarterly	06/20/30	$(922,746)	$(893,811)	$(28,935)

The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2026	64	$7,360,328	$7,460,000	$99,672
U.S. Long Bond Futures	June 2026	4	470,625	455,500	(15,125)
5 Yr. U.S. Treasury Notes Futures	June 2026	173	18,996,424	18,635,573	(360,851)
10 Yr. U.S. Treasury Ultra Futures	June 2026	75	8,694,141	8,513,672	(180,469)
10 Yr. U.S. Treasury Notes Futures	June 2026	60	6,769,047	6,662,813	(106,234)
					$(563,007)

The Fund had the following short futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2026	111	(23,197,266)	(23,026,430)	$170,836

See Notes to Schedules of Investments and Notes to Financial Statements.

23

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
During the year ended March 31, 2026, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$150,973,209	$50,429,643	$98,779,167

(a)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)
Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(f)	Step coupon bond.
(g)
Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to
$28,759,216 or 10.34% of the net assets of the State Street Income Fund.

(h)	Security is in default.
(i)
Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(j)
Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of
State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.

Abbreviations:
CMT - Constant Maturity Treasury
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
See Notes to Schedules of Investments and Notes to Financial Statements.

24

State Street Income Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$95,495,479	$—	$95,495,479
Agency Mortgage Backed	—	67,151,649	—	67,151,649
Agency Collateralized Mortgage Obligations	—	2,174,651	—	2,174,651
Asset Backed	—	4,365,357	—	4,365,357
Corporate Notes	—	70,180,926	—	70,180,926
Non-Agency Collateralized Mortgage Obligations	—	30,970,263	—	30,970,263
Municipal Bonds and Notes	—	450,183	—	450,183
Short-Term Investment	114,547,990	—	—	114,547,990
Total Investments in Securities	$114,547,990	$270,788,508	$—	$385,336,498
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(28,935)	$—	$(28,935)
Long Futures Contracts - Unrealized Appreciation	99,672	—	—	99,672
Long Futures Contracts - Unrealized Depreciation	(662,679)	—	—	(662,679)
Short Futures Contracts - Unrealized Appreciation	170,836	—	—	170,836
Total Other Financial Instruments	$(392,171)	$(28,935)	$—	$(421,106)

Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	158,750,807	$158,750,807	$95,204,752	$139,407,569	$—	$—	114,547,990	$114,547,990	$2,546,943
See Notes to Schedules of Investments and Notes to Financial Statements.

25

State Street U.S. Core Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	Six Months Ended 3/31/26	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)
Net asset value, beginning of period	$81.89	$84.61	$63.05	$56.53	$76.83	$66.39	$57.30
Income/(loss) from investment operations:
Net investment income	0.35 (d)	0.78 (d)	0.82 (d)	0.75 (d)	0.77 (d)	0.54 (d)	0.77 (d)
Net realized and unrealized gains/(losses) on investments	(2.74)	10.62	23.36	11.20	(11.27)	9.90	12.86
Total income/(loss) from investment operations	(2.39)	11.40	24.18	11.95	(10.50)	10.44	13.63
Less distributions from:
Net investment income	(0.83)	(1.00)	(0.85)	(0.81)	(0.77)	—	(0.81)
Net realized gains	(8.19)	(13.12)	(1.77)	(4.62)	(9.03)	—	(3.73)
Total distributions	(9.02)	(14.12)	(2.62)	(5.43)	(9.80)	—	(4.54)
Net asset value, end of period	$70.48	$81.89	$84.61	$63.05	$56.53	$76.83	$66.39
Total Return(e)	(3.25)%(f)	15.51%	39.34%	22.53%	(16.76)%	15.73%(f)	23.82%
Ratios/ Supplemental Data:
Net assets, end of period (in thousands)	$3,745,676	$4,858,724	$5,761,823	$5,869,302	$5,198,625	$6,795,684	$6,229,783
Ratios to average net assets:
Gross expenses	0.14%(g)	0.13%	0.14%	0.14%	0.16%	0.15%(g)	0.14%
Net investment income	0.90%(g)	1.02%	1.11%	1.23%	1.11%	0.99%(g)	1.29%
Portfolio turnover rate	21%(f)	40%	50%	38%	30%	27%(f)	37%

Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2020 until May 24, 2021 is for the GE RSP U.S. Equity Fund, which was reorganized into the State Street U.S. Core Equity Fund effective May 24, 2021.
(c)	Effective April 13, 2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

26	Financial Highlights

State Street Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	Six Months Ended 3/31/26	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)
Net asset value, beginning of period	$9.96	$10.14	$9.39	$9.69	$12.08	$12.42	$11.85
Income/(loss) from investment operations:
Net investment income	0.19 (d)	0.38 (d)	0.39 (d)	0.33 (d)	0.23 (d)	0.17 (d)	0.26 (d)
Net realized and unrealized gains/(losses) on investments	(0.11)	(0.16)	0.76	(0.26)	(2.02)	(0.29)	0.69
Total income/(loss) from investment operations	0.08	0.22	1.15	0.07	(1.79)	(0.12)	0.95
Less distributions from:
Net investment income	(0.19)	(0.40)	(0.40)	(0.37)	(0.27)	(0.22)	(0.34)
Net realized gains	—	—	—	—	(0.33)	—	(0.04)
Total distributions	(0.19)	(0.40)	(0.40)	(0.37)	(0.60)	(0.22)	(0.38)
Net asset value, end of period	$9.85	$9.96	$10.14	$9.39	$9.69	$12.08	$12.42
Total Return(e)	0.91%(f)	2.31%	12.55%	0.57%	(15.48)%	(0.93)%(f)	8.20%
Ratios/ Supplemental Data:
Net assets, end of period (in thousands)	$278,198	$687,149	$980,079	$1,312,814	$1,432,739	$1,908,411	$2,084,815
Ratios to average net assets:
Net expenses	0.22%(g)	0.20%	0.19%	0.19%	0.20%	0.19%(g)	0.17%
Gross expenses	0.22%(g)	0.20%	0.19%	0.19%	0.20%	0.19%(g)	0.17%
Net investment income	3.83%(g)	3.92%	4.02%	3.34%	2.07%	1.85%(g)	2.16%
Portfolio turnover rate	24%(f)(h)	28%(h)	52%(h)	32%(h)	48%(h)	59%(f)(h)	110%(h)

Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2020 until May 24, 2021 is for the GE RSP Income Fund, which was reorganized into the State Street Income Fund effective May 24, 2021.
(c)	Effective April 13, 2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
(h)
The portfolio turnover calculated for the periods ended March 31, 2025, September 30, 2025, September 30, 2024, September 30, 2023,
September 30, 2022 , September 30, 2021, and December 31, 2020 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 164%, 247%, 257%, 262%, 163%, 134%, and 304%, respectively.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	27

State Street Institutional Investment Trust
Statements of Assets and Liabilities — March 31, 2026 (Unaudited)

	State Street U.S. Core Equity Fund	State Street Income Fund
Assets
Investments in unaffiliated securities, at fair value (cost $2,255,457,876 and $282,929,606, respectively)	$3,702,686,405	$270,788,508
Investments in affiliated securities, at fair value (cost $36,659,471 and $114,547,990, respectively)	36,659,471	114,547,990
Cash	66	—
Net cash collateral on deposit with broker for future contracts	3,906,372	1,918,392
Net cash collateral on deposit with broker for swap contracts and TBAs	—	2,030,409
Receivable for investments sold	38,512,407	409,243,923
Income receivables	1,385,173	2,227,754
Income receivable from affiliated investments	168,743	349,050
Total assets	3,783,318,637	801,106,026
Liabilities
Distribution payable to shareholders	—	1,410,344
Due to custodian	—	548,799
Payable for investments purchased	35,341,008	131,118,651
Payable for fund shares redeemed	681,588	386,839,504
Payable for accumulated variation margin on swap contracts	—	2,239,464
Payable for accumulated variation margin on futures contracts	613,654	312,658
Payable to the Adviser	392,321	73,910
Payable for custody, fund accounting and sub-administration fees	233,012	83,959
Accrued other expenses	380,558	280,855
Total liabilities	37,642,141	522,908,144

Net Assets	$3,745,676,496	$278,197,882
Net Assets Consist of:
Capital paid in	$1,802,973,812	$504,724,389
Total distributable earnings (loss)	1,942,702,684	(226,526,507)
Net Assets	$3,745,676,496	$278,197,882
Shares outstanding ($25.00 and $10.00 par value, respectively; unlimited shares authorized)	53,145,087	28,244,603
Net asset value per share	$70.48	$9.85
The accompanying Notes are an integral part of these financial statements.

28	Statements of Assets and Liabilities

State Street Institutional Investment Trust
Statements of Operations — For the period ended March 31, 2026 (Unaudited)

	State Street U.S. Core Equity Fund	State Street Income Fund
Investment Income
Income
Dividend	$20,008,150	$—
Interest	94,143	11,161,546
Income from affiliated investments	2,294,986	2,546,943
Total income	22,397,279	13,708,489
Expenses
Advisory and administration fees	2,579,289	440,109
Transfer agent fees	203,357	154,662
Trustees' fees	18,573	12,467
Custody, fund accounting and sub-administration fees	189,000	76,227
Professional fees	22,497	17,276
Other expenses	88,210	41,248
Total expenses	3,100,926	741,989
Net investment income (loss)	$19,296,353	$12,966,500
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$563,033,841 (a)	$(17,789,796)(a)
Futures	(380,360)	(842,129)
Swap contracts	—	(484,308)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(677,171,895)	12,272,558
Futures	(2,236,795)	(536,787)
Swap contracts	—	458,776
Net realized and unrealized gain (loss) on investments	(116,755,209)	(6,921,686)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(97,458,856)	$6,044,814

(a)
Includes $349,102,522 of net realized gains and ($17,331,546) of net realized losses from redemptions in-kind for the State Street U.S. Core
Equity Fund and State Street Income Fund, respectively. (See Note 8)

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	29

State Street Institutional Investment Trust
Statements of Changes in Net Assets

	State Street U.S. Core Equity Fund
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$19,296,353	$52,805,367
Net realized gain (loss) on investments and futures	562,653,481 (a)	692,671,283 (b)
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(679,408,690)	(125,701,785)
Net increase (decrease) from operations	(97,458,856)	619,774,865
Distributions to shareholders:
Total distributions	(527,293,319)	(943,156,805)
Increase (decrease) in assets from operations and distributions	(624,752,175)	(323,381,940)
Share transactions:
Proceeds from sale of shares	6,994,201	36,083,901
Value of distributions reinvested	479,539,242	877,540,926
Cost of shares redeemed	(974,829,082)	(1,493,341,419)
Net increase (decrease) from share transactions	(488,295,639)	(579,716,592)
Total increase (decrease) in net assets	(1,113,047,814)	(903,098,532)
Net Assets
Beginning of period	4,858,724,310	5,761,822,842
End of period	$3,745,676,496	$4,858,724,310
Changes in Fund Shares
Shares sold	92,359	489,209
Issued for distributions reinvested	6,597,953	12,022,756
Shares redeemed	(12,879,498)	(21,276,356)
Net increase (decrease) in fund shares	(6,189,186)	(8,764,391)

(a)	Includes $349,102,522 of net realized gains from redemptions in-kind.
(b)	Includes $243,942,349 of net realized gains from redemptions in-kind. (See Note 8)
The accompanying Notes are an integral part of these financial statements.

30	Statements of Changes in Net Assets

State Street Institutional Investment Trust
Statements of Changes in Net Assets

	State Street Income Fund
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$12,966,500	$32,386,164
Net realized gain (loss) on investments, futures and swap contracts	(19,116,233)(a)	(32,535,182)(b)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	12,194,547	12,264,614
Net increase (decrease) from operations	6,044,814	12,115,596
Distributions to shareholders:
Total distributions	(12,997,135)	(33,714,503)
Increase (decrease) in assets from operations and distributions	(6,952,321)	(21,598,907)
Share transactions:
Proceeds from sale of shares	11,395,183	30,804,059
Value of distributions reinvested	11,049,738	32,241,886
Cost of shares redeemed	(424,443,983)	(334,376,364)
Net increase (decrease) from share transactions	(401,999,062)	(271,330,419)
Total increase (decrease) in net assets	(408,951,383)	(292,929,326)
Net Assets
Beginning of period	687,149,265	980,078,591
End of period	$278,197,882	$687,149,265
Changes in Fund Shares
Shares sold	1,144,080	3,151,286
Issued for distributions reinvested	1,106,041	3,286,949
Shares redeemed	(43,001,229)	(34,134,041)
Net increase (decrease) in fund shares	(40,751,108)	(27,695,806)

(a)	Includes ($17,331,546) of net realized losses from redemptions in-kind.
(b)	Includes ($10,682,553) of net realized losses from redemptions in-kind. (See Note 8)
The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	31

State Street Institutional Investment Trust
Notes to Financial Statements — March 31, 2026 (Unaudited)
1.Organization of the Funds
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2026, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the State Street U.S. Core Equity Fund and the State Street Income Fund (each, a “Fund”  and collectively, the “Funds”).  Shares of the Funds may be purchased only by Eligible Investors, as defined in the Funds' prospectus, through General Electric Company’s defined contribution plan arrangement in a Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund's investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•
Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued

32	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•
Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
•
Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•
Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•
Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•
Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2026 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Notes to Financial Statements	33

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The State Street U.S. Core Equity Fund invests in real estate investments trusts (“REITs”). REITs determine the tax character of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital gains distributions at year end based on information provided by the REIT and/or SSGA FM estimates of such redesignations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund that incurs such expenses. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
Distributions The State Street Income Fund declares investment income dividends daily and pays them monthly. The State Street U.S. Core Equity Fund declares and pays dividends from investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended March 31, 2026, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

34	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
5.Derivative Financial Instruments
Futures Contracts Each Fund may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended March 31, 2026, the State Street U.S. Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps During the period ended March 31, 2026, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve

Notes to Financial Statements	35

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2026 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	$613,654	$—	$613,654
State Street Income Fund
Futures Contracts	$312,658	$—	$—	$—	$—	$312,658
Swap Contracts	—	—	2,239,464	—	—	2,239,464

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	(380,360)	$—	$(380,360)
State Street Income Fund
Futures Contracts	$(842,129)	$—	$—	$—	$—	$(842,129)
Swap Contracts	—	—	(484,308)	—	—	(484,308)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	(2,236,795)	$—	$(2,236,795)
State Street Income Fund
Futures Contracts	$(536,787)	$—	$—	$—	$—	$(536,787)
Swap Contracts	—	—	458,776	—	—	458,776
6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
State Street U.S. Core Equity Fund	0.12%
State Street Income Fund	0.13%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.

36	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates Each Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2026 are disclosed in each Fund's Schedule of Investments.
7.Trustees' Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, TBA transactions, short term investments and derivative contracts) for the period ended March 31, 2026 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street U.S. Core Equity Fund	$—	$—	$887,979,032	$1,034,132,240
State Street Income Fund	92,279,712	80,050,686	49,203,993	36,770,921
Redemption In-Kind In accordance with guidelines described in the Funds’ prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain or loss on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds or is less than, respectively, the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses are disclosed in the Statements of Operations and the Statements of Changes in Net Assets.
During the period ended March 31, 2026, the State Street U.S. Core Equity Fund and the State Street Income Fund had redemptions in-kind that resulted in redemptions of $718,957,702 and $316,553,225 that were paid in securities, respectively.
During the year ended September 30, 2025, the State Street U.S. Core Equity Fund and the State Street Income Fund had redemptions in-kind that resulted in redemptions of $823,835,661 and $153,937,992 that were paid in securities, respectively.
9.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2025, SSGA FM analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Notes to Financial Statements	37

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street U.S. Core Equity Fund	$2,322,595,172	$1,512,315,389	$96,178,564	$1,416,136,825
State Street Income Fund	400,416,466	1,943,320	17,444,394	(15,501,074)
10.Line of Credit
The State Street Income Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The State Street Income Fund had no outstanding loans during the period ended March 31, 2026.
11.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.
Credit Risk Each Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity

38	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	39

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	June 4, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	June 4, 2026